OTHER ASSETS	12 Months Ended
Dec. 31, 2022
OTHER ASSETS
OTHER ASSETS

14.  OTHER ASSETS

	2022	2021
Equipment installments receivable	$431.3	$358.6
Contract costs[1]	175.4	174.8
Contract assets[2]	69.1	155.6
Other	20.1	17.1
	695.9	706.1
Less current portion of contract assets	(50.2)	(129.4)
Less current portion of contract costs (included in “Other current assets”)	(75.9)	(68.5)
Less current portion of equipment installments receivable (included in “Accounts receivable”)	(321.9)	(256.9)
	$247.9	$251.3
1	Amortization amounted to $81.4 million in 2022 ($73.3 million in 2021 and $65.9 million in 2020).
2	Impairment loss on contract assets resulting from mobile contracts being cancelled prior to their initial term amounted to $9.9 million in 2022 ($17.1 million in 2021 and $20.5 million in 2020), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.